INVENTORIES - Schedule of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Product inventories	$ 23.8	$ 55.8
Work in process	9.0	12.6
Ore stockpiles	142.8	209.0
Materials and supplies	89.7	95.6
Inventories	265.3	373.0
Less: non-current ore stockpiles included in other non-current assets (Note 21)	(131.9)	(192.0)
Inventories	$ 133.4	$ 181.0